Financial Instruments - Schedule of Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 808,025	¥ 651,414
Weighted average loss rate (%)	1.40%	1.50%
Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 819,088	¥ 661,178
Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(11,063)	(9,763)	¥ (8,376)
Current
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 703,051	¥ 583,945
Weighted average loss rate (%)	0.40%	0.30%
Current | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 705,556	¥ 585,910
Current | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(2,504)	(1,965)
Within 30 days
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 47,396	¥ 28,181
Weighted average loss rate (%)	0.10%	1.10%
Within 30 days | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 47,464	¥ 28,481
Within 30 days | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(68)	(299)
Over 30 days but within 60 days
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 11,349	¥ 8,702
Weighted average loss rate (%)	0.10%	5.00%
Over 30 days but within 60 days | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 11,364	¥ 9,162
Over 30 days but within 60 days | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(15)	(459)
Over 60 days but within 90 days
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 9,361	¥ 5,100
Weighted average loss rate (%)	0.80%	9.00%
Over 60 days but within 90 days | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 9,440	¥ 5,605
Over 60 days but within 90 days | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(80)	(505)
Over 90 days but within one year
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 22,433	¥ 17,723
Weighted average loss rate (%)	3.30%	10.90%
Over 90 days but within one year | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 23,187	¥ 19,894
Over 90 days but within one year | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(754)	(2,171)
Over one year
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 14,435	¥ 7,763
Weighted average loss rate (%)	34.60%	36.00%
Over one year | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 22,077	¥ 12,127
Over one year | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ (7,642)	¥ (4,364)